Property Transactions, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property Transactions, Net

NOTE 16 — PROPERTY TRANSACTIONS, NET

Property transactions, net consisted of the following:

	Year Ended December 31,
	2017	2016	2015

	(In thousands)
Grand Victoria investment impairment	$—	$—	$17,050
Gain on sale of Circus Circus Reno and Silver Legacy investment	—	—	(23,002)
Other property transactions, net	50,279	17,078	41,903
	$50,279	$17,078	$35,951

Grand Victoria investment. See Note 7 for additional information related to the Grand Victoria investment impairment charge in 2015.

Circus Circus Reno and Silver Legacy investment sale. See Note 5 for additional information related to the sale of Circus Circus Reno and Note 7 for further discussion of the sale of the Company’s 50% investment in Silver Legacy in 2015.

Other. Other property transactions, net includes miscellaneous asset disposals and demolition costs in the periods presented in the above table, including a loss of $34 million related to the rebranding of the Monte Carlo Resort and Casino to Park MGM and NoMad Las Vegas in 2017, and a loss of $18 million in connection with the trade-in of Company aircraft in 2015.